Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000008885 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class NAV
Trading Symbol	JHCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Fund (Class NAV/JHCDX) returned 3.19% for the year ended August 31, 2025. The U.S. Federal Reserve began the process of reducing short-term interest rates during the period, as inflation made progress towards its target. U.S. trade and fiscal policy were the primary sources of intra-period volatility, with uncertainty surrounding them leading the yield curve to steepen. However, continued strength in the U.S. economy still allowed riskier assets to outperform. As a result of this stronger performance and higher overall yields, the fixed income market posted positive returns despite increases in long-term interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Agency mortgage-backed passthroughs and collateralized mortgage obligations (CMOs) were the largest contributors to total performance, in part because their shorter duration allowed them to benefit from lower short-term interest rates.
Certain corporate bonds | Certain corporate bonds, particularly in the financials and industrials sectors, performed well as spreads tightened during the period on strong demand and continued economic growth.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Longer duration U.S. Treasuries detracted from total performance as long-term interest rates increased on concerns over the U.S. fiscal situation and still sticky inflation.
Longer duration corporate bonds | Similarly, longer duration corporate bonds detracted from performance, particularly in the utilities and municipals sectors, as spread tightening was offset by higher longer-term interest rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class NAV/JHCDX)	3.19%	(0.73)%	1.68%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,686,709,133
Holdings Count | Holding	1,024
Advisory Fees Paid, Amount	$ 10,057,901
Investment Company Portfolio Turnover	240.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,686,709,133
Total number of portfolio holdings	1,024
Total advisory fees paid (net)	$10,057,901
Portfolio turnover rate	240%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	29.2%
Corporate bonds	22.9%
U.S. Government	20.0%
Collateralized mortgage obligations – U.S. Government Agency	12.7%
Asset-backed securities	8.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	4.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008886 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class 1
Trading Symbol	JICDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Fund (Class 1/JICDX) returned 3.13% for the year ended August 31, 2025. The U.S. Federal Reserve began the process of reducing short-term interest rates during the period, as inflation made progress towards its target. U.S. trade and fiscal policy were the primary sources of intra-period volatility, with uncertainty surrounding them leading the yield curve to steepen. However, continued strength in the U.S. economy still allowed riskier assets to outperform. As a result of this stronger performance and higher overall yields, the fixed income market posted positive returns despite increases in long-term interest rates.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Agency mortgage-backed passthroughs and collateralized mortgage obligations (CMOs) were the largest contributors to total performance, in part because their shorter duration allowed them to benefit from lower short-term interest rates.
Certain corporate bonds | Certain corporate bonds, particularly in the financials and industrials sectors, performed well as spreads tightened during the period on strong demand and continued economic growth.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Longer duration U.S. Treasuries detracted from total performance as long-term interest rates increased on concerns over the U.S. fiscal situation and still sticky inflation.
Longer duration corporate bonds | Similarly, longer duration corporate bonds detracted from performance, particularly in the utilities and municipals sectors, as spread tightening was offset by higher longer-term interest rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class 1/JICDX)	3.13%	(0.78)%	1.62%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,686,709,133
Holdings Count | Holding	1,024
Advisory Fees Paid, Amount	$ 10,057,901
Investment Company Portfolio Turnover	240.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,686,709,133
Total number of portfolio holdings	1,024
Total advisory fees paid (net)	$10,057,901
Portfolio turnover rate	240%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	29.2%
Corporate bonds	22.9%
U.S. Government	20.0%
Collateralized mortgage obligations – U.S. Government Agency	12.7%
Asset-backed securities	8.2%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Municipal bonds	0.1%
Short-term investments	4.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073278 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Fund
Class Name	Class NAV
Trading Symbol	JMVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Fund (Class NAV/JMVNX) returned 4.79% for the year ended August 31, 2025. During the period, macroeconomic policy relating to interest rates and the U.S. Federal Reserve’s plans to potentially cut them had a significant influence on domestic equities, as did the implementation of tariffs, which jolted the market in April. Overall, favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence combined to push many major indexes higher over the trailing 12-month period.
TOP PERFORMANCE CONTRIBUTORS
Corning, Inc. | Corning climbed higher over the trailing year as the company overcame tariff-related concerns and continued to execute and deliver on strong demand.
Franco-Nevada Corp. | The fund's position in Franco-Nevada, a large Canadian gold miner, added value. Gold prices climbed throughout the trailing year, finishing at record highs on safe-haven demand.
TOP PERFORMANCE DETRACTORS
Stanley Black & Decker, Inc. | Despite the company’s efforts to nearshore its supply chain, it remained heavily exposed to tariffs, which were more onerous than expected when they were announced and caused shares to sell off.
Global Payments, Inc. | Shares of Global Payments finished the trailing year lower, and the company dealt with significant headwinds around restructuring and execution.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Fund (Class NAV/JMVNX)	4.79%	14.09%	10.56%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell Midcap Value Index	8.24%	12.86%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,326,549,815
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 11,175,227
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,326,549,815
Total number of portfolio holdings	122
Total advisory fees paid (net)	$11,175,227
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.1%
Zimmer Biomet Holdings, Inc.	2.0%
RenaissanceRe Holdings, Ltd.	1.7%
Keysight Technologies, Inc.	1.6%
Lazard, Inc.	1.6%
Lamb Weston Holdings, Inc.	1.5%
Advance Auto Parts, Inc.	1.5%
API Group Corp.	1.5%
Sun Communities, Inc.	1.5%
International Paper Company	1.5%

Sector Composition
Financials	21.0%
Industrials	16.2%
Information technology	13.2%
Health care	10.3%
Real estate	7.3%
Energy	7.1%
Consumer discretionary	6.7%
Utilities	6.3%
Materials	6.3%
Consumer staples	3.7%
Communication services	1.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	2.1%
Zimmer Biomet Holdings, Inc.	2.0%
RenaissanceRe Holdings, Ltd.	1.7%
Keysight Technologies, Inc.	1.6%
Lazard, Inc.	1.6%
Lamb Weston Holdings, Inc.	1.5%
Advance Auto Parts, Inc.	1.5%
API Group Corp.	1.5%
Sun Communities, Inc.	1.5%
International Paper Company	1.5%

C000095456 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Fund
Class Name	Class NAV
Trading Symbol	JCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Fund (Class NAV/JCAVX) returned 10.86% for the year ended August 31, 2025. During the period, macroeconomic policy relating to interest rates and the U.S. Federal Reserve’s plans to potentially cut them had a significant influence on domestic equities, as did the implementation of tariffs, which jolted the market in April. Overall, favorable corporate earnings, a resilient economy, and increased investor interest in artificial intelligence combined to push many major indexes higher over the trailing 12-month period.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance.
Microsoft Corp. | Revenue growth in the company’s cloud computing segment and advances in AI integration and its CoPilot service helped propel the stock higher during the period.
NVIDIA Corp. | Shares of the leading designer of graphics processing units in its industry generated substantial gains amid sustained enthusiasm for advancements in AI and a pro-growth rally following the U.S. election in November 2024.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in this sector posted a loss.
UnitedHealth Group, Inc. | The diversified U.S. managed care company with market-leading share in both private Medicare and Medicaid programs detracted on an absolute basis.
Revvity, Inc. | This diagnostics and life sciences company focused on scientific innovation also hurt absolute performance. Shares traded lower amid concerns over soft demand in China, a key market segment for the company. Geopolitical and trade uncertainty also weighed on the company’s forecasts because of supply chain uncertainty.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Fund (Class NAV/JCAVX)	10.86%	10.79%	11.12%
S&P 500 Index	15.88%	14.74%	14.60%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	10.79%	8.55%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,138,326,023
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 8,975,558
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,138,326,023
Total number of portfolio holdings	260
Total advisory fees paid (net)	$8,975,558
Portfolio turnover rate	117%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.5%
U.S. Treasury Note, 4.000%, 05/31/2030	3.6%
U.S. Treasury Note, 3.875%, 06/30/2030	3.4%
U.S. Treasury Note, 3.875%, 07/31/2030	3.3%
U.S. Treasury Note, 3.875%, 04/30/2030	3.2%
Becton, Dickinson and Company	2.9%
PTC, Inc.	2.5%
Roper Technologies, Inc.	2.5%

Portfolio Composition
Common stocks	62.2%
U.S. Government	16.6%
Term loans	9.7%
Corporate bonds	8.5%
Short-term investments and other	3.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.5%
U.S. Treasury Note, 4.000%, 05/31/2030	3.6%
U.S. Treasury Note, 3.875%, 06/30/2030	3.4%
U.S. Treasury Note, 3.875%, 07/31/2030	3.3%
U.S. Treasury Note, 3.875%, 04/30/2030	3.2%
Becton, Dickinson and Company	2.9%
PTC, Inc.	2.5%
Roper Technologies, Inc.	2.5%

C000173477 [Member]
Shareholder Report [Line Items]
Fund Name	International Strategic Equity Allocation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Strategic Equity Allocation Fund (Class NAV) returned 15.11% for the year ended August 31, 2025. Key contributors to total market return during the period included central bank rate cuts, strong corporate earnings, strong performance in artificial intelligence-related sectors, and geopolitical developments, such as U.S. tariff adjustments and trade policy shifts.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed most to absolute performance were financials, industrials and communication services.
Holdings | The top holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., Tencent Holdings, Ltd. and HSBC Holdings PLC.
TOP PERFORMANCE DETRACTORS
Sectors | The sector that detracted to absolute performance was healthcare.
Holdings | The holdings that detracted by posting absolute negative returns were Novo Nordisk A/S, ASML Holding NV and LVMH Moet Hennessy Louis Vuitton SE.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Strategic Equity Allocation Fund (Class NAV)	15.11%	7.64%	6.99%
MSCI ACWI ex USA Index	15.42%	8.94%	8.01%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,445,740,415
Holdings Count | Holding	1,996
Advisory Fees Paid, Amount	$ 18,399,533
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,445,740,415
Total number of portfolio holdings	1,996
Total advisory fees paid (net)	$18,399,533
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9%
Tencent Holdings, Ltd.	1.6%
ASML Holding NV	1.0%
Alibaba Group Holding, Ltd.	0.9%
SAP SE	0.9%
Samsung Electronics Company, Ltd.	0.8%
AstraZeneca PLC	0.8%
Nestle SA	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%

Sector Composition
Financials	24.3%
Industrials	14.0%
Information technology	12.4%
Consumer discretionary	9.8%
Health care	7.4%
Communication services	6.3%
Consumer staples	6.1%
Materials	5.9%
Energy	4.3%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9%
Tencent Holdings, Ltd.	1.6%
ASML Holding NV	1.0%
Alibaba Group Holding, Ltd.	0.9%
SAP SE	0.9%
Samsung Electronics Company, Ltd.	0.8%
AstraZeneca PLC	0.8%
Nestle SA	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%

C000173478 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Sector Rotation Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Sector Rotation Fund (Class NAV) returned 15.32% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their favorable return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Alphabet Inc., and Netflix, Inc.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in this sector posted a loss, with the most notable weakness in UnitedHealth Group, Inc., and Eli Lilly & Company.
Energy | Holdings in Hess Corp., Exxon Mobil Corp. and Marathon Petroleum Corp. detracted from performance in this sector.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
U.S. Sector Rotation Fund (Class NAV)	15.32%	14.05%	14.09%
S&P 500 Index	15.88%	14.74%	14.98%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,909,118,127
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 23,354,888
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,909,118,127
Total number of portfolio holdings	507
Total advisory fees paid (net)	$23,354,888
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%

Sector Composition
Information technology	32.5%
Financials	13.7%
Communication services	10.4%
Consumer discretionary	10.1%
Health care	8.3%
Industrials	8.1%
Consumer staples	4.6%
Energy	2.9%
Utilities	2.2%
Real estate	1.7%
Materials	1.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.6%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%